AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
REITs - 99.0%
Apartments - 18.2%
American Campus Communities, Inc.	17,140	$598,529
American Homes 4 Rent, Class A	57,070	1,625,354
AvalonBay Communities, Inc.	21,432	3,200,655
Equity LifeStyle Properties, Inc.	49,990	3,064,387
Equity Residential	61,330	3,148,069
Essex Property Trust, Inc.	3,937	790,510
Independence Realty Trust, Inc.	51,680	598,971
Invitation Homes, Inc.	239,240	6,696,327
Mid-America Apartment Communities, Inc.	37,360	4,331,892
UDR, Inc.	57,460	1,873,771

Total Apartments		25,928,465
Diversified - 41.5%
American Tower Corp.	53,240	12,869,705
Broadstone Net Lease, Inc., Class A	69,660	1,168,895
Crown Castle International Corp.	51,400	8,558,100
Digital Realty Trust, Inc.	33,950	4,982,502
Duke Realty Corp.	68,440	2,525,436
Equinix, Inc.	13,720	10,428,984
Gaming and Leisure Properties, Inc.	19,796	731,049
Outfront Media, Inc.	55,470	807,089
PS Business Parks, Inc., Class A	6,590	806,550
Realty Income Corp.	29,090	1,767,217
SBA Communications Corp.	30,900	9,841,032
SL Green Realty Corp.	10,130	469,728
STAG Industrial, Inc.	31,120	948,849
STORE Capital Corp.	42,650	1,169,889
WP Carey, Inc.	28,600	1,863,576

Total Diversified		58,938,601
Health Care - 8.7%
Diversified Healthcare Trust	38,920	136,998
Healthcare Trust of America, Inc., Class A	22,190	576,940
Healthpeak Properties, Inc.	183,210	4,974,151
Medical Properties Trust, Inc.	118,530	2,089,684
Sabra Health Care, Inc.	45,790	631,215
Ventas, Inc.	39,810	1,670,428
Welltower, Inc.	40,810	2,248,223

Total Health Care		12,327,639
Hotels - 2.3%
Apple Hospitality, Inc.	93,905	902,427
DiamondRock Hospitality Co.	34,025	172,507
Host Hotels & Resorts, Inc.	134,482	1,451,061
	Shares	Value

Ryman Hospitality Properties, Inc.	19,490	$717,232

Total Hotels		3,243,227
Office Property - 7.9%
American Assets Trust, Inc.	31,210	751,849
Columbia Property Trust, Inc.	55,888	609,738
Cousins Properties, Inc.	68,820	1,967,564
Douglas Emmett, Inc.	31,960	802,196
Empire State Realty Trust, Inc., Class A	93,226	570,543
JBG SMITH Properties	89,470	2,392,428
Kilroy Realty Corp.	26,521	1,378,031
VEREIT, Inc.	415,510	2,700,815

Total Office Property		11,173,164
Regional Malls - 1.2%
Simon Property Group, Inc.	27,430	1,774,172
Shopping Centers - 4.8%
Agree Realty Corp.	16,520	1,051,333
Brixmor Property Group, Inc.	70,120	819,703
NETSTREIT Corp.	20,750	378,895
Regency Centers Corp.	26,539	1,009,013
Retail Opportunity Investments Corp.	76,477	796,508
Retail Properties of America, Inc., Class A	273,195	1,587,263
Urban Edge Properties	65,451	636,183
Weingarten Realty Investors	34,442	584,136

Total Shopping Centers		6,863,034
Storage - 5.5%
CubeSmart	115,100	3,718,881
Extra Space Storage, Inc.	4,694	502,211
Iron Mountain, Inc.	30,110	806,647
Life Storage, Inc.	26,892	2,830,921

Total Storage		7,858,660
Warehouse/Industrials - 8.9%
Americold Realty Trust	52,870	1,890,102
First Industrial Realty Trust, Inc.	19,500	776,100
Prologis, Inc.	88,340	8,888,771
Rexford Industrial Realty, Inc.	23,400	1,070,784

Total Warehouse/Industrials		12,625,757

Total REITs (Cost $132,480,337)		140,732,719
Total Investments - 99.0% (Cost $132,480,337)		140,732,719
Other Assets, less Liabilities - 1.0%		1,351,388
Net Assets - 100.0%		$142,084,107

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)
REITs	Real Estate Investment Trusts
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
REITs†	$140,732,719	—	—	$140,732,719
Total Investments in Securities	$140,732,719	—	—	$140,732,719

†	All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.